                Supplement dated April 12, 1999 to the Statement of Additional Information for Pacific Select Fund dated May 1, 1998 ("SAI")

   The SAI is amended by replacing the table in the Section entitled "Trustees and Officers" with the following table:

                                              Pension or
                                              Retirement               Total
                                               Benefits  Estimated  Compensation
                                              Accrued as   Annual    from Fund
                                  Aggregate    Part of    Benefits    Complex
                                 Compensation    Fund       Upon      Paid to
Name of Trustee                   from Fund    Expenses  Retirement   Trustees
---------------                  ------------ ---------- ---------- ------------
Richard L. Nelson...............   $28,500         0          0       $88,000
Lyman W. Porter.................   $27,000         0          0       $84,500
Alan Richards...................   $28,500         0          0       $93,000

Form No.: 15-21532-00
          SAI041299